Defined benefit plans (Detail 4.1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	$ (105)
At the end of the year	220	$ (105)
Swiss defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	0
Remeasurement of defined benefit obligation	(2,657)	(1,901)
Return on plan assets excluding interest income	1,623	513
Asset ceiling effect excluding interest expense and foreign currency translation	955	1,332
At the end of the year	17	0
Swiss defined benefit plans | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	15,748	12,539
Current service cost	411	236
Interest expense	296	287
Plan participant contributions	244	163
Remeasurement of defined benefit obligation	2,657	1,901
of which: actuarial (gains) / losses due to changes in demographic assumptions	18	45
of which: actuarial (gains) / losses due to changes in financial assumptions	2,011	1,168
of which: experience (gains) / losses	628	688
Curtailments	71	3
Benefit payments	1,420	662
Foreign currency translation	(1,257)	1,288
At the end of the year	29,977	15,748
Swiss defined benefit plans | Defined benefit obligation | Merger with Credit Suisse AG
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the end of the year	13,367
Swiss defined benefit plans | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	19,333	16,957
Plan participant contributions	244	163
Benefit payments	(1,420)	(662)
Other movements	0	2
Return on plan assets excluding interest income	1,623	513
Interest income	369	393
Employer contributions	431	290
Administration expenses, taxes and premiums paid	(15)	(8)
Foreign currency translation	(1,527)	1,685
At the end of the year	35,135	19,333
Swiss defined benefit plans | Fair value of plan assets | Merger with Credit Suisse AG
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the end of the year	16,097
Swiss defined benefit plans | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	3,585	4,418
Interest expense on asset ceiling effect	68	102
Asset ceiling effect excluding interest expense and foreign currency translation	(955)	(1,332)
Foreign currency translation	(270)	397
At the end of the year	5,141	3,585
Swiss defined benefit plans | Asset ceiling effect | Merger with Credit Suisse AG
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the end of the year	2,713
Other plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	(105)
At the end of the year	$ 203	$ (105)